Significant Accounting Policies and Estimates - Schedule of Disaggregates Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Timing of Revenue Recognition
Total revenues	$ 12,809,211	$ 11,574,877	$ 13,161,560
Services transferred over time [Member]
Timing of Revenue Recognition
Total revenues	12,809,211	11,574,877	13,161,560
Services transferred at a point in time [Member]
Timing of Revenue Recognition
Total revenues